Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable-margin clients	$ 12,707,716	$ 14,605,104
Less: Allowance for expected credit losses	(2,162,339)	(1,153,521)
Accounts receivable- margin clients, net	10,545,377	13,451,583
Accounts receivable-others	14,319,525	12,616,609
Less: Allowance for expected credit losses	(252,324)	(234,439)
Accounts receivable-others, net	$ 14,067,201	$ 12,382,170